Vessels - Schedule of Vessels (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 5,539,666	$ 5,416,855
Accumulated depreciation	636,752	553,582
Net book value	4,902,914	4,863,273
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	5,365,016	5,339,550
Accumulated depreciation	636,752	553,582
Net book value	4,728,264	4,785,968
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Cost	174,650	77,305
Accumulated depreciation
Net book value	$ 174,650	$ 77,305